ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	$ 131,992	$ 141,433	$ 132,977	$ 175,679
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	17
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	44,052	44,319	42,313	51,454
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	1,633	12,365	3,571	995
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	17
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	11,874	11,003	13,527	21,736
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	53,420	34,903	41,106	76,795
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	6,225	18,088	12,684	8,560
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	9,643	13,322	12,447	11,869
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	1,097	4,888	4,945	1,215
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	4,048	$ 2,545	$ 2,384	$ 3,055
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 0